Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 4,433	$ 2,268	$ 2,336
Provisions for expected credit losses	330	180	188
Total provisions	$ 4,763	$ 2,448	$ 2,524